Derivative Instruments and Accounting Hedges - Bank's Portfolio of Derivative Instruments (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Financial instrument disclosures
Notional amount		$ 132,441	$ 163,654
Fair value assets	$ 2,182,738	1,513,947	1,247,941
Fair value liabilities	$ 2,203,336	1,528,234	1,392,995
Derivatives
Financial instrument disclosures
Notional amount - trading		122,425,909	96,663,326
Fair value assets - trading		1,478,533	1,220,092
Fair value liabilities - trading		1,490,252	1,306,777
Notional amount		123,801,452	97,904,771
Fair value assets		1,513,947	1,247,941
Fair value liabilities		1,528,234	1,392,995
Currency forward
Financial instrument disclosures
Notional amount - trading		35,690,464	29,451,333
Fair value assets - trading		735,444	506,614
Fair value liabilities - trading		631,089	574,931
Interest rate forward
Financial instrument disclosures
Notional amount - trading			14,000
Fair value liabilities - trading			206
Interest rate swap
Financial instrument disclosures
Notional amount - trading		72,330,827	55,617,104
Fair value assets - trading		287,611	243,931
Fair value liabilities - trading		284,840	236,954
Cross currency swap
Financial instrument disclosures
Notional amount - trading		13,982,890	11,281,240
Fair value assets - trading		450,519	466,192
Fair value liabilities - trading		569,868	490,811
Call Options
Financial instrument disclosures
Notional amount - trading		229,175	153,776
Fair value assets - trading		4,839	514
Fair value liabilities - trading		2,921	472
Put Options
Financial instrument disclosures
Notional amount - trading		192,553	145,873
Fair value assets - trading		120	2,841
Fair value liabilities - trading		1,534	3,403
Fair value hedge | Derivatives
Financial instrument disclosures
Notional amount - hedging		238,086	92,884
Fair value assets - hedging		1,116	277
Fair value liabilities - hedging		6,164	5,330
Fair value hedge | Interest rate swap
Financial instrument disclosures
Notional amount - hedging		226,954	78,970
Fair value assets - hedging		1,116	277
Fair value liabilities - hedging		3,152	1,678
Notional amount		226,954	78,970
Fair value hedge | Cross currency swap
Financial instrument disclosures
Notional amount - hedging		11,132	13,914
Fair value liabilities - hedging		3,012	3,652
Notional amount		11,132	13,914
Cash Flow hedge | Derivatives
Financial instrument disclosures
Notional amount - hedging		1,137,457	1,148,561
Fair value assets - hedging		34,298	27,572
Fair value liabilities - hedging		31,818	80,888
Cash Flow hedge | Swaps
Financial instrument disclosures
Notional amount - hedging		1,137,457	1,148,561
Fair value assets - hedging		34,298	27,572
Fair value liabilities - hedging		$ 31,818	$ 80,888